CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017 [1]
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net (loss) profit		$ (285,640)	$ 24,573	[1]	$ (5,822)
Items that will not be reclassified subsequently to income or loss:
Defined benefit obligation		(1,859)	3,568	[1]	4,511
Tax effect	[1]		(296)
Total income and expense that will not be reclassified subsequently to income or loss		(1,859)	3,272	[1]	4,511
Items that may be reclassified subsequently to income or loss:
Arising from cash flow hedges		9,663	10,006	[1]	(24,171)
Translation differences		(8,698)	(45,435)	[1]	54,670
Total income and expense that may be reclassified subsequently to income or loss		965	(35,429)	[1]	30,499
Items that have been reclassified to income or loss in the period:
Arising from cash flow hedges		2,390	(7,228)	[1]	15,138
Tax effect		(805)	(190)	[1]	(390)
Total transfers to income or loss		1,585	(7,418)	[1]	14,748
Other comprehensive income (loss) for the year, net of income tax		691	(39,575)	[1]	49,758
Total comprehensive (loss) income for the year		(284,949)	(15,002)	[1]	43,936
Attributable to the Parent		(281,097)	4,976	[1]	47,158
Attributable to non-controlling interests		$ (3,852)	$ (19,978)	[1]	$ (3,222)

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.